Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 30,148	$ 30,743
Copa Airlines
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective rate	25.00%	25.00%
Deferred tax assets	$ 7,600	$ 11,400
AeroRepublica
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 4,800	$ 6,900
Colombia | AeroRepublica
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective rate	35.00%	35.00%